Annual Operating Expenses {- Fidelity® Limited Term Government Fund} - 11.30 Fidelity Limited Term Government Fund - PRO-07 - Fidelity® Limited Term Government Fund - Fidelity Limited Term Government Fund-Default
Jan. 29, 2021
Operating Expenses:
Management fee	0.45%
Distribution and/or Service (12b-1) fees	none
Other expenses	none
Total annual operating expenses	0.45%